UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: February 28

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:	Ascentia Alternative Strategies Fund
Period:	6/30/2008

Company Name	Meeting Date	CUSIP	Ticker
CSX Corporation	6/25/2008	126408103	CSX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	For	1. Board of Directors: For All Nominees	Issuer
FOR	For	2. Ratification of Ernst & Young LLP as Independent Public Accounting Firm for 2008
FOR	For	Approval of Bylaw Amendments Adopted by the Board of Directors Allowing Shareholders to Request special Shareholder Meetings
AGAINST	Against	Shareholder Proposal Regarding Special Shareholder Meetings
AGAINST	Against	Shareholder Proposal Regarding Nullification of Certain Bylaw Amendments

Company Name	Meeting Date	CUSIP	Ticker
CSX Corporation	6/25/2008	126408103	CSX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	For	1. Board of Directors: For All Nominees	Issuer
FOR	For
2. Adopt a resolution proposed by TCI to amend the Company's Bylaws to permit one or more shareholders holding 15% or more of the outstanding shares of capital stock of CSX having voting power to call a special meeting of the shareholders
Issuer
AGAINST	Against	3. To adopt the Company’s alternative Bylaw amendment	Issuer
FOR	For	4. To adopt a resolution to repeal any changes made by the Board of Dicrectors of CSX to the Bylaws since January 1, 2008 and prior to and including the date of the Annual Meeting.	Issuer
ABSTAIN	Abstain	5. To ratify the Company's Audit Committee selection of Ernst & Young LLP as Independent Registered Public Accounting Firm for 2008	Issuer

Company Name	Meeting Date	CUSIP	Ticker
CSX Corporation	6/25/2008	126408103	CSX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	For	1. Board of Directors: For All Nominees	Issuer
FOR	For
2. Adopt a resolution proposed by TCI to amend the Company's Bylaws to permit one or more shareholders holding 15% or more of the outstanding shares of capital stock of CSX having voting power to call a special meeting of the shareholders
Issuer
AGAINST	Against	3. To adopt the Company’s alternative Bylaw amendment	Issuer
FOR	For	4. To adopt a resolution to repeal any changes made by the Board of Dicrectors of CSX to the Bylaws since January 1, 2008 and prior to and including the date of the Annual Meeting.	Issuer
ABSTAIN	Abstain	5. To ratify the Company's Audit Committee selection of Ernst & Young LLP as Independent Registered Public Accounting Firm for 2008	Issuer

Company Name	Meeting Date	CUSIP	Ticker
CSX Corporation	6/25/2008	126408103	CSX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	For	1. Board of Directors: For All Nominees	Issuer
FOR	For	2. Ratification of Ernst & Young LLP as Independent Public Accounting Firm for 2008	Issuer
FOR	For	Approval of Bylaw Amendments Adopted by the Board of Directors Allowing Shareholders to Request special Shareholder Meetings	Issuer
AGAINST	Against	Shareholder Proposal Regarding Special Shareholder Meetings	Issuer
AGAINST	Against	Shareholder Proposal Regarding Nullification of Certain Bylaw Amendments	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)   /s/ Joseph C. Neuberger
Joseph C. Neuberger
President

Date   7/25/08